Supplemental guarantor consolidated balance sheet (Detail) - CHF (SFr) SFr in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and balances with central banks	[1]	SFr 87,775		SFr 107,767
Due from banks	[1]	13,739		13,156
Cash collateral on securities borrowed	[1]	12,393		15,111
Reverse repurchase agreements	[1]	77,240		66,246
Trading portfolio assets		130,707		96,575
of which: assets pledged as collateral which may be sold or repledged by counterparties		35,363		30,260
Positive replacement values	[1],[2],[3],[4]	118,227		158,411
Cash collateral receivables on derivative instruments	[1]	23,434		26,664
Loans	[1],[5]	319,568		306,325
Financial assets designated at fair value	[1]	58,933		65,353
Financial assets available for sale	[1],[6]	8,665		15,676
Financial assets held to maturity	[1]	9,166		9,289
Investments in associates		1,018		963		SFr 954
Property, equipment and software		8,829	[7],[8]	8,331	[7],[8]	7,695
Goodwill and intangible assets		6,398		6,556
Deferred tax assets		9,844		13,155
Other assets		29,706		25,436
Total assets		915,642		935,016		942,819
Liabilities
Due to banks		7,533	[9],[10]	10,645
Cash collateral on securities lent		1,789	[9],[10]	2,818
Repurchase agreements		15,255	[9],[10]	6,612
Trading portfolio liabilities		30,463	[9],[10],[11],[12]	22,824
Negative replacement values	[2],[4],[13]	116,133	[9],[10],[11]	153,810
Cash collateral payables on derivative instruments		30,247	[9],[10]	35,472
Due to customers		408,999	[9],[10]	423,672
Financial liabilities designated at fair value		54,202		55,017
Debt issued	[14]	139,551		103,649
Provisions		3,133		4,174
Other liabilities		57,064		62,020
Total liabilities		864,371		880,714
Equity
Equity attributable to shareholders		51,214		53,621
Equity attributable to non-controlling interests		57		682
Total equity		51,271		54,302		57,308	SFr 54,368
Total liabilities and equity		915,642		935,016
UBS AG (consolidated)
Assets
Cash and balances with central banks	[1]	87,775		107,767
Due from banks	[1]	13,693		13,125
Cash collateral on securities borrowed	[1]	12,393		15,111
Reverse repurchase agreements	[1]	77,240		66,246
Trading portfolio assets		130,807		96,661
of which: assets pledged as collateral which may be sold or repledged by counterparties		35,363		30,260
Positive replacement values	[1],[2],[3],[4]	118,229		158,411
Cash collateral receivables on derivative instruments	[1]	23,434		26,664
Loans	[1],[5]	321,718		307,004
Financial assets designated at fair value	[1]	58,556		65,024
Financial assets available for sale	[1],[6]	8,665		15,676
Financial assets held to maturity	[1]	9,166		9,289
Investments in associates		1,018		963		954
Property, equipment and software		7,985	[7],[15]	8,297	[7],[15]	7,683
Goodwill and intangible assets		6,398		6,556
Deferred tax assets		9,783		13,144
Other assets		29,505		25,412
Total assets		916,363		935,353		943,256
Liabilities
Due to banks		7,533	[9],[10]	10,645
Cash collateral on securities lent		1,789	[9],[10]	2,818
Repurchase agreements		15,255	[9],[10]	6,612
Trading portfolio liabilities		30,463	[9],[10],[11],[12]	22,825
Negative replacement values	[2],[4],[13]	116,134	[9],[10],[11]	153,810
Cash collateral payables on derivative instruments		30,247	[9],[10]	35,472
Due to customers		447,141	[9],[10]	450,199
Financial liabilities designated at fair value		54,202		55,017
Debt issued	[14]	104,749		78,998
Provisions		3,084		4,169
Other liabilities		54,990		60,443
Total liabilities		865,588		881,009
Equity
Equity attributable to shareholders		50,718		53,662
Equity attributable to preferred noteholders		0		642
Equity attributable to non-controlling interests		57		40
Total equity		50,775		54,343		SFr 57,243	SFr 54,165
Total liabilities and equity		916,363		935,353
UBS AG (consolidated) | Elimination entries
Assets
Cash and balances with central banks		0		0
Due from banks		(92,112)		(57,948)
Cash collateral on securities borrowed		(35,448)		(16,284)
Reverse repurchase agreements		(27,955)		(27,722)
Trading portfolio assets		(7,723)		(6,615)
of which: assets pledged as collateral which may be sold or repledged by counterparties		(32,877)		(17,145)
Positive replacement values		(34,004)		(40,149)
Cash collateral receivables on derivative instruments		(12,565)		(11,135)
Loans		(44,903)		(63,091)
Financial assets designated at fair value		(2,481)		(3,849)
Financial assets available for sale		(3,145)		(4,536)
Financial assets held to maturity		0		0
Investments in subsidiaries and associates		(48,657)		(48,991)
Property, equipment and software		0		0
Goodwill and intangible assets		(58)		(32)
Deferred tax assets		0		0
Other assets		(3,389)		(3,071)
Total assets		(312,442)		(283,424)
Liabilities
Due to banks		(92,631)		(68,572)
Cash collateral on securities lent		(35,448)		(16,284)
Repurchase agreements		(27,955)		(27,722)
Trading portfolio liabilities		(7,145)		(6,287)
Negative replacement values		(34,004)		(40,149)
Cash collateral payables on derivative instruments		(12,565)		(11,135)
Due to customers		(46,977)		(56,641)
Financial liabilities designated at fair value		(2,762)		(4,047)
Debt issued		(711)		(437)
Provisions		0		21
Other liabilities		(3,428)		(3,099)
Total liabilities		(263,626)		(234,353)
Equity
Equity attributable to shareholders		(48,816)		(49,072)
Equity attributable to preferred noteholders				0
Equity attributable to non-controlling interests				0
Total equity		(48,816)		(49,072)
Total liabilities and equity		(312,442)		(283,424)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Assets
Cash and balances with central banks	[16]	36,552		40,538
Due from banks	[16]	30,467		30,008
Cash collateral on securities borrowed	[16]	9,907		6,561
Reverse repurchase agreements	[16]	51,293		52,782
Trading portfolio assets	[16]	104,118		74,172
of which: assets pledged as collateral which may be sold or repledged by counterparties	[16]	58,524		39,596
Positive replacement values	[16]	114,044		156,375
Cash collateral receivables on derivative instruments	[16]	22,346		22,117
Loans	[16]	106,469		94,506
Financial assets designated at fair value	[16]	34,097		35,498
Financial assets available for sale	[16]	3,607		8,104
Financial assets held to maturity	[16]	950		527
Investments in subsidiaries and associates	[16]	49,632		49,904
Property, equipment and software	[16]	6,384		6,961
Goodwill and intangible assets	[16]	294		297
Deferred tax assets	[16]	1,252		1,801
Other assets	[16]	18,157		10,645
Total assets	[16]	589,570		590,796
Liabilities
Due to banks	[16]	24,361		27,992
Cash collateral on securities lent	[16]	29,898		13,193
Repurchase agreements	[16]	18,264		16,944
Trading portfolio liabilities	[16]	24,358		15,535
Negative replacement values	[16]	111,448		151,274
Cash collateral payables on derivative instruments	[16]	27,768		31,585
Due to customers	[16]	118,684		118,934
Financial liabilities designated at fair value	[16]	53,532		54,504
Debt issued	[16]	96,572		70,558
Provisions	[16]	1,057		1,483
Other liabilities	[16]	30,430		31,879
Total liabilities	[16]	536,372		533,881
Equity
Equity attributable to shareholders	[16]	53,198		56,273
Equity attributable to preferred noteholders	[16]			642
Equity attributable to non-controlling interests	[16]			0
Total equity	[16]	53,198		56,915
Total liabilities and equity	[16]	589,570		590,796
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities
Assets
Cash and balances with central banks	[16]	38,467		44,528
Due from banks	[16]	3,977		3,886
Cash collateral on securities borrowed	[16]	20,972		6,657
Reverse repurchase agreements	[16]	13,858		19,273
Trading portfolio assets	[16]	1,719		1,673
of which: assets pledged as collateral which may be sold or repledged by counterparties	[16]	0		0
Positive replacement values	[16]	4,123		5,458
Cash collateral receivables on derivative instruments	[16]	696		913
Loans	[16]	184,331		184,241
Financial assets designated at fair value	[16]	12,768		16,416
Financial assets available for sale	[16]	790		2,046
Financial assets held to maturity	[16]	8,215		8,762
Investments in subsidiaries and associates	[16]	15		22
Property, equipment and software	[16]	92		19
Goodwill and intangible assets	[16]	0		0
Deferred tax assets	[16]	421		601
Other assets	[16]	1,179		1,526
Total assets	[16]	291,624		296,022
Liabilities
Due to banks	[16]	20,728		13,204
Cash collateral on securities lent	[16]	1,323		1,518
Repurchase agreements	[16]	321		5,385
Trading portfolio liabilities	[16]	250		154
Negative replacement values	[16]	3,675		4,982
Cash collateral payables on derivative instruments	[16]	60		109
Due to customers	[16]	241,313		248,731
Financial liabilities designated at fair value	[16]	0		0
Debt issued	[16]	8,367		8,330
Provisions	[16]	145		186
Other liabilities	[16]	2,246		2,212
Total liabilities	[16]	278,430		284,811
Equity
Equity attributable to shareholders	[16]	13,194		11,211
Equity attributable to preferred noteholders	[16]			0
Equity attributable to non-controlling interests	[16]			0
Total equity	[16]	13,194		11,211
Total liabilities and equity	[16]	291,624		296,022
UBS AG (consolidated) | UBS Americas Inc. | Reportable legal entities
Assets
Cash and balances with central banks	[17]	3,100		8,925
Due from banks	[17]	4,712		3,759
Cash collateral on securities borrowed	[17]	10,775		13,173
Reverse repurchase agreements	[17]	20,676		14,406
Trading portfolio assets	[17]	6,720		4,702
of which: assets pledged as collateral which may be sold or repledged by counterparties	[17]	2,303		1,960
Positive replacement values	[17]	12,948		9,496
Cash collateral receivables on derivative instruments	[17]	2,129		2,701
Loans	[17]	51,743		50,150
Financial assets designated at fair value	[17]	3,351		5,371
Financial assets available for sale	[17]	6,495		6,593
Financial assets held to maturity	[17]	0		0
Investments in subsidiaries and associates	[17]	1		1
Property, equipment and software	[17]	979		1,075
Goodwill and intangible assets	[17]	4,880		5,130
Deferred tax assets	[17]	5,999		9,148
Other assets	[17]	11,101		9,071
Total assets	[17]	145,611		143,702
Liabilities
Due to banks	[17]	3,160		5,288
Cash collateral on securities lent	[17]	2,243		2,549
Repurchase agreements	[17]	12,681		2,710
Trading portfolio liabilities	[17]	3,877		3,643
Negative replacement values	[17]	12,932		9,491
Cash collateral payables on derivative instruments	[17]	2,215		2,409
Due to customers	[17]	79,684		85,702
Financial liabilities designated at fair value	[17]	104		1
Debt issued	[17]	8		145
Provisions	[17]	1,682		2,168
Other liabilities	[17]	10,117		11,100
Total liabilities	[17]	128,702		125,206
Equity
Equity attributable to shareholders	[17]	16,909		18,496
Equity attributable to preferred noteholders	[17]			0
Equity attributable to non-controlling interests	[17]			0
Total equity	[17]	16,909		18,496
Total liabilities and equity	[17]	145,610		143,702
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Assets
Cash and balances with central banks	[17]	9,656		13,775
Due from banks	[17]	66,649		33,420
Cash collateral on securities borrowed	[17]	6,188		5,004
Reverse repurchase agreements	[17]	19,368		7,507
Trading portfolio assets	[17]	25,974		22,729
of which: assets pledged as collateral which may be sold or repledged by counterparties	[17]	7,411		5,850
Positive replacement values	[17]	21,118		27,231
Cash collateral receivables on derivative instruments	[17]	10,828		12,068
Loans	[17]	24,078		41,199
Financial assets designated at fair value	[17]	10,820		11,589
Financial assets available for sale	[17]	918		3,469
Financial assets held to maturity	[17]	0		0
Investments in subsidiaries and associates	[17]	27		27
Property, equipment and software	[17]	529		241
Goodwill and intangible assets	[17]	1,281		1,161
Deferred tax assets	[17]	2,110		1,595
Other assets	[17]	2,456		7,241
Total assets	[17]	202,001		188,257
Liabilities
Due to banks	[17]	51,915		32,733
Cash collateral on securities lent	[17]	3,774		1,841
Repurchase agreements	[17]	11,945		9,295
Trading portfolio liabilities	[17]	9,122		9,780
Negative replacement values	[17]	22,082		28,213
Cash collateral payables on derivative instruments	[17]	12,768		12,504
Due to customers	[17]	54,438		53,474
Financial liabilities designated at fair value	[17]	3,329		4,559
Debt issued	[17]	514		401
Provisions	[17]	200		312
Other liabilities	[17]	15,625		18,352
Total liabilities	[17]	185,711		171,464
Equity
Equity attributable to shareholders	[17]	16,233		16,754
Equity attributable to preferred noteholders	[17]			0
Equity attributable to non-controlling interests	[17]	57		40
Total equity	[17]	16,290		16,793
Total liabilities and equity	[17]	SFr 202,001		SFr 188,257

[1]
As of 31 December 2017, CHF 134 billion of Loans, CHF 0 billion of Due from banks, CHF 2 billion of Reverse repurchase agreements, CHF 7 billion of Financial assets available for sale, CHF 24 billion of Financial assets designated at fair value and CHF 7 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. As of 31 December 2016, CHF 126 billion of Loans, CHF 0 billion of Due from banks, CHF 1 billion of Reverse repurchase agreements, CHF 10 billion of Financial assets available for sale, CHF 29 billion of Financial assets designated at fair value and CHF 8 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months.

[2]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The replacement values and related notional values of these derivatives were not material for the periods presented.

[3]	PRV: Positive replacement value.
[4]	Refer to Note 24 for more information on netting arrangements.
[5]	Includes finance lease receivables of CHF 1.1 billion as of 31 December 2017 (31 December 2016: CHF 1.0 billion). Refer to Notes 10 and 31 for more information.
[6]	Refer to Note 22c for more information on product type and fair value hierarchy categorization.
[7]	As of 31 December 2017, contractual commitments to purchase property in the future amounted to approximately CHF 0.3 billion (31 December 2016: approximately CHF 0.3 billion).
[8]	Includes CHF 28 million related to leased assets, mainly IT hardware and communication.
[9]	Except for trading portfolio liabilities and negative replacement values (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments.
[10]	Non-financial liabilities such as deferred income, deferred tax liabilities, provisions and liabilities on employee compensation plans are not included in this analysis.
[11]
Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 12 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[12]
Contractual maturities of trading portfolio liabilities are: CHF 29.5 billion due within one month (2016: CHF 21.8 billion), CHF 0.8 billion due between one month and one year (2016: CHF 1.0 billion) and CHF 0.1 billion due between 1 and 5 years (2016: CHF 0.1 billion).

[13]	NRV: Negative replacement value.
[14]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[15]	Includes CHF 22 million related to leased assets, mainly IT hardware and communication.
[16]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP.

[17]	Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS.